NEWBUILDINGS AND VESSEL PURCHASE DEPOSITS - Narrative (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) tanker
Property, Plant and Equipment [Line Items]
Additions to newbuildings and vessel purchase deposits	$ 15,675	$ 18,783
Volkswagen Group
Property, Plant and Equipment [Line Items]
Term of lease or charter	10 years
Volkswagen Group | Dual-fuel car carriers (Volkswagen)
Property, Plant and Equipment [Line Items]
Total installments paid	$ 30,100		$ 14,900
Number of dual-fuel car carriers | vessel	2
K Line
Property, Plant and Equipment [Line Items]
Term of lease or charter	10 years
K Line | 2 dual-fuel car carriers (K Line)
Property, Plant and Equipment [Line Items]
Total installments paid	$ 31,700		31,200
Number of dual-fuel car carriers | vessel	2
Trafigura
Property, Plant and Equipment [Line Items]
Additions to newbuildings and vessel purchase deposits			$ 11,000
Trafigura | Suezmax tanker
Property, Plant and Equipment [Line Items]
Number of Suezmax Tankers acquired | tanker			2